CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2021	2020
Partnership Capital	$26,391	$21,673
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(15,658)	(13,954)
Deficit	2,520	2,752
Accumulated other comprehensive income	(543)	(731)
Ownership changes	(515)	(527)
Invested Capital	$12,195	$9,213
The following table presents the change in Invested Capital during year ended December 31, 2021:

	For the year ended December 31,
US$ MILLIONS	2021	2020
Opening balance	$9,213	$9,009
Net issuance of preferred units	8	195
Issuance of limited partnership and redeemable partnership units	945	9
Issuance of BIPC exchangeable shares	1,770	—
Issuance of BIPC exchange LP Units	259	—
Ending balance	$12,195	$9,213
Weighted Average Invested Capital	$10,076	$9,067